Equity (Details Narrative) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Subscribed and fully paid share capital	$ 107,101	$ 107,101
Debt amount base	1,977
Dividend Distribution Proposed	1,128
Dividend payable to non-controlling shareholders	$ 1,990
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	7,442,454,142	7,442,454,142
Shares held in treasury	$ 222,760
Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	5,602,042,788	5,602,042,788
Shares held in treasury		$ 72,909